CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT GROWTH ALLOCATION FUND

Supplement to Prospectus dated February 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in each of the “Fund Summaries”:

Dan R. Strelow, CFA, CIPM, Vice President of CRM, has managed the Fund since December 31, 2016.

Justin H. Bourgette, CFA, Vice President of CRM, has managed the Fund since December 31, 2016.

Schuyler Hooper, CFA, Vice President of CRM, has managed the Fund since November 12, 2021.

2.	The following replaces the sixth paragraph in “Management and Organization”:

The portfolio managers of each Fund are Dan R. Strelow, Justin H. Bourgette (each since December 31, 2016) and Schuyler Hooper (since November 12, 2021). Mr. Strelow has indicated his intention to retire from CRM in the first half of 2022. Messrs. Strelow, Bourgette and Hooper are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years. Messrs. Strelow and Bourgette each currently manage other funds and portfolios.

November 12, 2021	39901 11.12.21

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT GROWTH ALLOCATION FUND

Supplement to Statement of Additional Information dated February 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA
Registered Investment Companies	5	$2,935.2	0	$0
Other Pooled Investment Vehicles	2	$124.1	0	$0
Other Accounts	4	$413.6	0	$0
Schuyler Hooper, CFA(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$1,203.6	0	$0
Other Accounts	0	0	0	$0
Dan R. Strelow, CFA, CIPM
Registered Investment Companies	3	$816.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$72.1	0	$0
(1)	As of September 30, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2020 and in the Calvert family of funds as of December 31, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Conservative Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Schuyler Hooper, CFA	None(1)	$10,001 - $50,000
Dan R. Strelow, CFA, CIPM	$500,001 - $1,000,000	$500,001 - $1,000,000
Moderate Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Schuyler Hooper, CFA	None(1)	$10,001 - $50,000
Dan R. Strelow, CFA, CIPM	None	$500,001 - $1,000,000
Growth Allocation Fund
Justin H. Bourgette, CFA	$10,001 - $50,000	$50,001 - $100,000
Schuyler Hooper, CFA	$1 - $10,000(1)	$10,001 - $50,000
Dan R. Strelow, CFA, CIPM	$50,001 - $100,000	$500,001 - $1,000,000
(1)	As of September 30, 2021.

November 12, 2021